UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-5075

Thrivent Mutual Funds

(Exact name of registrant as specified in charter)

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Address of principal executive offices) (Zip code)

John L. Sullivan, Assistant Secretary

625 Fourth Avenue South

Minneapolis, Minnesota 55415

(Name and address of agent for service)

Registrant’s telephone number, including area code: (612) 844-5704

Date of fiscal year end: December 31

Date of reporting period: March 31, 2011

Item 1. Schedule of Investments

Real Estate Securities Fund

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (99.6%)	Value
Diversified Real Estate Activities (0.1%)
5,000	Brookfield Asset Management, Inc.	$162,300

	Total Diversified Real Estate Activities	162,300

Diversified REITS (6.5%)
12,550	American Assets Trust, Inc.	266,939
14,885	Colonial Properties Trust	286,536
2,890	Excel Trust, Inc.	34,073
36,638	Liberty Property Trust[a]	1,205,390
5,700	PS Business Parks, Inc.	330,258
5,781	Retail Opportunity Investments Corporation	63,244
58,447	Vornado Realty Trust	5,114,113
11,380	Washington Real Estate Investment Trust	353,804

	Total Diversified REITS	7,654,357

Financials (<0.1%)
3,759	Cohen & Steers Quality Income Realty Fund, Inc.[a]	37,590
100	Vanguard REIT ETF	5,849

	Total Financials	43,439

Health Care (0.2%)
6,500	HCA Holdings, Inc.[b]	220,155

	Total Health Care	220,155

Hotels, Resorts & Cruise Lines (1.1%)
3,800	Gaylord Entertainment Company[a,b]	131,784
6,400	Marriott International, Inc.	227,712
12,579	Starwood Hotels & Resorts Worldwide, Inc.	731,091
15,300	Summit Hotel Properties, Inc.[b]	152,082
2,000	Wyndham Worldwide Corporation	63,620

	Total Hotels, Resorts & Cruise Lines	1,306,289

Industrial REITS (5.5%)
54,593	AMB Property Corporation	1,963,710
72,882	DCT Industrial Trust, Inc.	404,495
22,399	DuPont Fabros Technology, Inc.[a]	543,176
9,500	EastGroup Properties, Inc.	417,715
4,000	First Industrial Realty Trust, Inc.[b]	47,560
15,350	First Potomac Realty Trust	241,763
179,780	ProLogis	2,872,884

	Total Industrial REITS	6,491,303

Mortgage REITS (2.0%)
11,000	American Capital Agency Corporation	320,540
1,500	Apollo Commercial Real Estate Finance, Inc.	24,525
6,950	Colony Financial, Inc.	128,575
4,350	CreXus Investment Corporation	49,677
54,650	Cypress Sharpridge Investments, Inc.[a]	692,962
1,129	Dynex Capital, Inc.	11,358
43,300	Invesco Mortgage Capital, Inc.	946,105
3,450	MFA Mortgage Investments, Inc.	28,290
1,316	PennyMac Mortgage Investment Trust	24,201

Shares	Common Stock (99.6%)	Value
Mortgage REITS (2.0%) - continued
14,550	Two Harbors Investment Corporation	$152,339

	Total Mortgage REITS	2,378,572

Office REITS (15.9%)
20,600	Alexandria Real Estate Equities, Inc.	1,606,182
48,403	BioMed Realty Trust, Inc.	920,625
53,300	Boston Properties, Inc.	5,055,505
48,246	Brandywine Realty Trust	585,706
8,060	CommonWealth REIT	209,318
5,440	Coresite Realty Corporation	86,170
20,845	Corporate Office Properties Trust	753,338
44,125	Digital Realty Trust, Inc.[a]	2,565,428
49,093	Douglas Emmett, Inc.	920,494
66,400	Duke Realty Corporation	930,264
6,250	Government Properties Income Trust	167,875
21,731	Highwoods Properties, Inc.	760,802
2,400	Hudson Pacific Properties, Inc.	35,280
19,070	Kilroy Realty Corporation	740,488
15,050	Lexington Realty Trust	140,718
28,525	Mack-Cali Realty Corporation	966,998
8,100	Piedmont Office Realty Trust, Inc.[a]	157,221
29,942	SL Green Realty Corporation	2,251,638

	Total Office REITS	18,854,050

Real Estate Operating Companies (0.9%)
34,800	Brookfield Properties Corporation	616,656
21,839	Forest City Enterprises, Inc.[b]	411,228

	Total Real Estate Operating Companies	1,027,884

Real Estate Services (0.1%)
6,000	CB Richard Ellis Group, Inc.[b]	160,200

	Total Real Estate Services	160,200

Residential REITS (17.6%)
30,498	American Campus Communities, Inc.	1,006,434
43,849	Apartment Investment & Management Company	1,116,834
12,652	Associated Estates Realty Corporation	200,914
30,153	AvalonBay Communities, Inc.	3,620,772
18,000	BRE Properties, Inc.	849,240
28,840	Camden Property Trust	1,638,689
15,800	Campus Crest Communities, Inc.[a]	186,914
19,700	Education Realty Trust, Inc.	158,191
16,640	Equity Lifestyle Properties, Inc.	959,296
101,595	Equity Residential	5,730,974
15,800	Essex Property Trust, Inc.	1,959,200
12,100	Home Properties, Inc.	713,295
10,788	Mid-America Apartment Communities, Inc.	692,589
14,988	Post Properties, Inc.	588,279
2,000	Sun Communities, Inc.	71,300
54,013	UDR, Inc.	1,316,297

	Total Residential REITS	20,809,218

Retail REITS (24.1%)
18,176	Acadia Realty Trust	343,890
41,918	CBL & Associates Properties, Inc.	730,212

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
1

Real Estate Securities Fund

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (99.6%)	Value
Retail REITS (24.1%) - continued
83,995	Developers Diversified Realty Corporation	$1,175,930
11,619	Equity One, Inc.[a]	218,089
25,780	Federal Realty Investment Trust	2,102,617
118,460	General Growth Properties, Inc.[b]	1,833,761
28,781	Glimcher Realty Trust	266,224
15,000	Inland Real Estate Corporation	143,100
111,167	Kimco Realty Corporation	2,038,803
20,551	Kite Realty Group Trust	109,126
46,639	Macerich Company	2,310,030
28,000	National Retail Properties, Inc.[a]	731,640
7,100	Pennsylvania Real Estate Investment Trust	101,317
14,214	Ramco-Gershenson Properties Trust	178,101
8,775	Realty Income Corporation[a]	306,686
40,300	Regency Centers Corporation	1,752,244
2,900	Saul Centers, Inc.	129,195
105,726	Simon Property Group, Inc.	11,329,598
31,498	Tanger Factory Outlet Centers, Inc.	826,507
20,200	Taubman Centers, Inc.	1,082,316
31,200	Weingarten Realty Investors	781,872

	Total Retail REITS	28,491,258

Specialized REITS (25.6%)
21,640	Ashford Hospitality Trust	238,473
6,148	Chatham Lodging Trust	99,905
12,227	Chesapeake Lodging Trust	212,872
14,350	Cogdell Spencer, Inc.	85,239
64,152	DiamondRock Hospitality Company	716,578
16,390	Entertainment Properties Trust	767,380
36,655	Extra Space Storage, Inc.	759,125
30,650	FelCor Lodging Trust, Inc.[b]	187,885
114,021	Health Care Property Investors, Inc.	4,325,957
54,776	Health Care REIT, Inc.	2,872,453
17,500	Healthcare Realty Trust, Inc.	397,250
50,650	Hersha Hospitality Trust	300,861
24,048	Hospitality Properties Trust	556,711
234,196	Host Hotels & Resorts, Inc.	4,124,192
24,900	LaSalle Hotel Properties	672,300
4,500	LTC Properties, Inc.	127,530
20,787	Medical Properties Trust, Inc.	240,506
44,675	Nationwide Health Properties, Inc.	1,900,028
24,830	Omega Healthcare Investors, Inc.	554,702
6,614	Pebblebrook Hotel Trust	146,500
11,902	Plum Creek Timber Company, Inc.[a]	519,046
48,710	Public Storage, Inc.	5,402,426
7,600	Rayonier, Inc. REIT	473,556
3,200	Sabra Healthcare REIT, Inc.	56,352
37,394	Senior Housing Property Trust	861,558
3,300	Sovran Self Storage, Inc.	130,515
23,350	Strategic Hotel Capital, Inc.[b]	150,607
36,865	Sunstone Hotel Investors, Inc.[b]	375,654
23,225	U-Store-It Trust	244,327

Shares	Common Stock (99.6%)	Value
Specialized REITS (25.6%) - continued
51,591	Ventas, Inc.	$2,801,391

	Total Specialized REITS	30,301,879

	Total Common Stock (cost $103,951,293)	117,900,904

Principal Amount	Long-Term Fixed Income (<0.1%)	Value
Collateralized Mortgage Obligations (<0.1%)
	Countrywide Home Loans, Inc.
5,513	2.704%, 3/20/2036	5,463
	Deutsche Alt-A Securities, Inc.
31,130	5.888%, 6/25/2036	25,710
	Impac Secured Assets Corporation
54,435	0.360%, 2/25/2037[c]	29,055

	Total Collateralized Mortgage Obligations	60,228

	Total Long-Term Fixed Income (cost $87,861)	60,228

Shares	Collateral Held for Securities Loaned (5.8%)	Value
6,813,734	Thrivent Financial Securities Lending Trust	6,813,734

	Total Collateral Held for Securities Loaned (cost $6,813,734)	6,813,734

	Total Investments (cost $110,852,888) 105.4%	$124,774,866

	Other Assets and Liabilities, Net (5.4%)	(6,380,345)

	Total Net Assets 100.0%	$118,394,521

a	All or a portion of the security is on loan.
b	Non-income producing security.
c	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2011.

    Definitions:

REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$19,641,026
Gross unrealized depreciation	(5,719,048)

Net unrealized appreciation (depreciation)	$13,921,978

Cost for federal income tax purposes	$110,852,888

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
2

Real Estate Securities Fund

Schedule of Investments as of March 31, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2011, in valuing Real Estate Securities Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Diversified Real Estate Activities	162,300	162,300	–	–
Diversified REITS	7,654,357	7,654,357	–	–
Financials	43,439	43,439	–	–
Health Care	220,155	220,155	–	–
Hotels, Resorts & Cruise Lines	1,306,289	1,306,289	–	–
Industrial REITS	6,491,303	6,491,303	–	–
Mortgage REITS	2,378,572	2,378,572	–	–
Office REITS	18,854,050	18,854,050	–	–
Real Estate Operating Companies	1,027,884	1,027,884	–	–
Real Estate Services	160,200	160,200	–	–
Residential REITS	20,809,218	20,809,218	–	–
Retail REITS	28,491,258	28,491,258	–	–
Specialized REITS	30,301,879	30,301,879	–	–
Long-Term Fixed Income
Collateralized Mortgage Obligations	60,228	–	60,228	–
Collateral Held for Securities Loaned	6,813,734	6,813,734	–	–
Total	$124,774,866	$124,714,638	$60,228	$–

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Real Estate Securities Fund, is as follows:

Fund	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at March 31, 2011	Value March 31, 2011	Income Earned January 1, 2011 - March 31, 2011
Thrivent Financial Securities Lending Trust	$6,496,750	$19,996,430	$19,679,446	6,813,734	$6,813,734	$7,548
Total Value and Income Earned	6,496,750				6,813,734	7,548

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
3

Equity Income Plus Fund

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (81.9%)	Value
Consumer Discretionary (12.2%)
3,100	Advance Auto Parts, Inc.	$203,422
13,300	American Eagle Outfitters, Inc.	211,337
5,200	Buckle, Inc.	210,080
2,100	Carnival plc ADR	83,181
5,100	Choice Hotels International, Inc.	198,135
3,700	Coach, Inc.	192,548
16,000	D.R. Horton, Inc.	186,400
4,100	Darden Restaurants, Inc.	201,433
9,900	Finish Line, Inc.	196,515
8,700	Gap, Inc.	197,142
3,700	Genuine Parts Company	198,468
4,200	Guess ?, Inc.	165,270
15,600	H&R Block, Inc.	261,144
4,200	John Wiley and Sons, Inc.	213,528
10,300	Lennar Corporation	186,636
4,700	Marriott International, Inc.	167,226
5,200	McGraw-Hill Companies, Inc.	204,880
4,500	Nordstrom, Inc.	201,960
8,100	NutriSystem, Inc.	117,369
4,900	PetSmart, Inc.	200,655
2,600	Polaris Industries, Inc.	226,252
8,400	Pool Corporation	202,524
3,100	Ross Stores, Inc.	220,472
2,300	Sherwin-Williams Company	193,177
12,300	Sonic Automotive, Inc.	172,323
300	Starwood Hotels & Resorts Worldwide, Inc.	17,436
1,300	Strayer Education, Inc.	169,637
3,200	Target Corporation	160,032
2,700	Tim Hortons, Inc.	122,337
4,400	TJX Companies, Inc.	218,812
2,000	Toyota Motor Corporation ADR	160,500
4,100	Tractor Supply Company	245,426
4,000	Yum! Brands, Inc.	205,520

	Total Consumer Discretionary	6,111,777

Consumer Staples (4.8%)
2,000	Anheuser-Busch InBev NV ADR	114,340
5,600	Campbell Soup Company	185,416
4,600	Casey’s General Stores, Inc.	179,400
3,100	Clorox Company	217,217
2,400	Colgate-Palmolive Company	193,824
4,500	Companhia de Bebidas das Americas ADR	127,395
2,800	Herbalife, Ltd.	227,808
2,400	Lorillard, Inc.	228,024
3,100	Mead Johnson Nutrition Company	179,583
3,700	Philip Morris International, Inc.	242,831
5,100	PriceSmart, Inc.	186,864
4,500	Unilever plc ADR	137,790
11,000	Vector Group, Ltd.	190,190

	Total Consumer Staples	2,410,682

Energy (7.6%)
3,400	Baker Hughes, Inc.	249,662
2,700	BP plc ADR	119,178
2,900	Cenovus Energy, Inc.	114,202
2,500	Chevron Corporation	268,575
400	CNOOC, Ltd. ADR	101,216
2,200	Core Laboratories NV	224,774
2,000	Enbridge, Inc.	122,900
2,900	Exxon Mobil Corporation	243,977

Shares	Common Stock (81.9%)	Value
Energy (7.6%) - continued
4,700	Holly Corporation	$285,572
2,600	Murphy Oil Corporation	190,892
2,900	National Oilwell Varco, Inc.	229,883
2,300	Occidental Petroleum Corporation	240,327
3,300	Penn West Petroleum, Ltd.	91,410
1,800	PetroChina Company, Ltd. ADR	274,050
5,900	Petroleo Brasileiro SA PREF ADR	209,686
4,600	Royal Dutch Shell plc ADR	336,904
2,600	Suncor Energy, Inc.	116,584
2,300	Total SA ADR	140,231
8,300	Valero Energy Corporation	247,506

	Total Energy	3,807,529

Financials (19.8%)
3,400	AFLAC, Inc.	179,452
400	Agree Realty Corporation	8,980
200	Alexandria Real Estate Equities, Inc.	15,594
900	AMB Property Corporation	32,373
800	American Campus Communities, Inc.	26,400
11,200	Artio Global Investors, Inc.	180,992
600	Ashford Hospitality Trust	6,612
800	AvalonBay Communities, Inc.	96,064
5,800	Aviva plc ADR	81,896
10,300	Banco Santander SA ADR	120,716
15,300	Bank of America Corporation	203,949
3,500	Barclays plc ADR	63,490
1,000	BioMed Realty Trust, Inc.	19,020
14,600	BlackRock Kelso Capital Corporation	147,898
1,100	Boston Properties, Inc.	104,335
700	Brandywine Realty Trust	8,498
400	BRE Properties, Inc.	18,872
800	Brookfield Properties Corporation	14,176
500	Camden Property Trust	28,410
600	CBL & Associates Properties, Inc.	10,452
11,100	Charles Schwab Corporation	200,133
10,500	Compass Diversified Trust	154,770
200	Corporate Office Properties Trust	7,228
2,300	Credit Suisse Group ADR	97,934
1,200	DCT Industrial Trust, Inc.	6,660
1,500	Deutsche Bank AG ADR	88,605
500	Developers Diversified Realty Corporation	7,000
1,100	DiamondRock Hospitality Company	12,287
700	Digital Realty Trust, Inc.	40,698
400	Duke Realty Corporation	5,604
400	DuPont Fabros Technology, Inc.	9,700
100	EastGroup Properties, Inc.	4,397
800	Education Realty Trust, Inc.	6,424
100	Entertainment Properties Trust	4,682
750	Equity One, Inc.	14,078
1,700	Equity Residential	95,897
300	Essex Property Trust, Inc.	37,200
800	Federal Realty Investment Trust	65,248
400	First Industrial Realty Trust, Inc.[a]	4,756
400	Forest City Enterprises, Inc.[a]	7,532
1,700	Franklin Resources, Inc.	212,636
1,500	Franklin Street Properties Corporation	21,105
600	Getty Realty Corporation	13,728

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
4

Equity Income Plus Fund

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (81.9%)	Value
Financials (19.8%) - continued
500	Glimcher Realty Trust	$4,625
1,300	Goldman Sachs Group, Inc.	206,011
800	Government Properties Income Trust	21,488
1,600	Health Care Property Investors, Inc.	60,704
200	Health Care REIT, Inc.	10,488
600	Highwoods Properties, Inc.	21,006
200	Hospitality Properties Trust	4,630
4,200	Host Hotels & Resorts, Inc.	73,962
3,100	HSBC Holdings plc ADR	160,580
38,500	iShares Dow Jones Select Dividend Index Fund ETF	2,006,620
9,700	iShares Dow Jones U.S. Real Estate Index Fund ETF	576,180
5,300	Itau Unibanco Holding SA ADR	127,465
400	Kilroy Realty Corporation	15,532
2,400	Kimco Realty Corporation	44,016
1,000	Kite Realty Group Trust	5,310
600	LaSalle Hotel Properties	16,200
500	Lexington Realty Trust	4,675
1,000	Liberty Property Trust	32,900
18,100	Lloyds Banking Group plc ADR[a]	66,970
300	LTC Properties, Inc.	8,502
600	Macerich Company	29,718
600	Mack-Cali Realty Corporation	20,340
4,900	Manulife Financial Corporation	86,681
400	Medical Properties Trust, Inc.	4,628
18,000	Mitsubishi UFJ Financial Group, Inc. ADR	82,800
6,700	Morgan Stanley	183,044
600	National Health Investors, Inc.	28,752
900	National Retail Properties, Inc.	23,517
700	Nationwide Health Properties, Inc.	29,771
400	Omega Healthcare Investors, Inc.	8,936
500	Post Properties, Inc.	19,625
200	Potlatch Corporation	8,040
5,800	Principal Financial Group, Inc.	186,238
3,200	ProLogis	51,136
200	PS Business Parks, Inc.	11,588
1,000	Public Storage, Inc.	110,910
300	Ramco-Gershenson Properties Trust	3,759
300	Rayonier, Inc. REIT	18,693
400	Realty Income Corporation	13,980
800	Regency Centers Corporation	34,784
4,800	Royal Bank of Scotland Group plc ADR[a]	63,264
1,200	Senior Housing Property Trust	27,648
1,700	Simon Property Group, Inc.	182,172
600	SL Green Realty Corporation	45,120
100	Sovran Self Storage, Inc.	3,955
23,150	SPDR DJ Wilshire International Real Estate ETF	903,544
3,100	Torchmark Corporation	206,088
1,800	Toronto-Dominion Bank	159,462
400	UDR, Inc.	9,748
200	Universal Health Realty Income Trust	8,106
200	Urstadt Biddle Properties, Inc.	3,804
300	U-Store-It Trust	3,156
9,200	Vanguard Dividend Appreciation Index Fund ETF	510,784

Shares	Common Stock (81.9%)	Value
Financials (19.8%) - continued
7,000	Vanguard FTSE All-World Ex-US Index Fund ETF	$345,240
1,000	Ventas, Inc.	54,300
1,000	Vornado Realty Trust	87,500
5,500	Waddell & Reed Financial, Inc.	223,355
100	Washington Real Estate Investment Trust	3,109
1,000	Westpac Banking Corporation ADR	125,100

	Total Financials	9,876,740

Health Care (6.3%)
4,000	Abbott Laboratories	196,200
2,700	Allergan, Inc.	191,754
5,600	AmerisourceBergen Corporation	221,536
2,100	C.R. Bard, Inc.	208,551
5,000	Cardinal Health, Inc.	205,650
4,100	Covidien plc	212,954
3,500	Johnson & Johnson	207,375
2,700	McKesson Corporation	213,435
7,300	Medicis Pharmaceutical Corporation	233,892
5,200	Medtronic, Inc.	204,620
2,800	Novartis AG ADR	152,180
900	Novo Nordisk A/S ADR	112,707
6,600	Owens & Minor, Inc.	214,368
3,900	Sanofi-Aventis ADR	137,358
2,900	Techne Corporation	207,640
5,100	UnitedHealth Group, Inc.	230,520

	Total Health Care	3,150,740

Industrials (8.1%)
4,450	ABB, Ltd. ADR[a]	107,646
7,400	ABM Industries, Inc.	187,886
5,900	Applied Industrial Technologies, Inc.	196,234
9,900	Briggs & Stratton Corporation	224,235
6,900	Cintas Corporation	208,863
5,200	Corporate Executive Board Company	209,924
12,000	Heartland Express, Inc.	210,720
7,400	Herman Miller, Inc.	203,426
2,200	Joy Global, Inc.	217,382
5,800	Kaman Corporation	204,160
2,700	Lockheed Martin Corporation	217,080
2,100	Nordson Corporation	241,626
3,800	Pall Corporation	218,918
2,200	Parker Hannifin Corporation	208,296
3,300	Rockwell Collins, Inc.	213,939
1,100	Siemens AG ADR	151,074
3,900	Timken Company	203,970
3,100	Toro Company	205,282
2,100	Triumph Group, Inc.	185,745
3,100	Watsco, Inc.	216,101

	Total Industrials	4,032,507

Information Technology (4.0%)
4,200	Accenture plc	230,874
3,400	Advantest Corporation ADR	61,098
5,300	Altera Corporation	233,306
5,100	Analog Devices, Inc.	200,838
5,800	Comtech Telecommunications Corporation	157,644
2,100	FactSet Research Systems, Inc.	219,933

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
5

Equity Income Plus Fund

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (81.9%)	Value
Information Technology (4.0%) - continued
5,000	Hewlett-Packard Company	$204,850
5,600	Linear Technology Corporation	188,328
6,900	Oracle Corporation	230,253
2,100	SAP AG ADR	128,856
10,000	Taiwan Semiconductor Manufacturing Company, Ltd. ADR	121,800

	Total Information Technology	1,977,780

Materials (8.7%)
3,500	Albemarle Corporation	209,195
4,500	Arch Chemicals, Inc.	187,155
2,000	Barrick Gold Corporation	103,820
2,800	BHP Billiton plc ADR	222,880
2,400	BHP Billiton, Ltd. ADR	230,112
2,200	Compass Minerals International, Inc.	205,766
2,500	Domtar Corporation	229,450
3,200	Freeport-McMoRan Copper & Gold, Inc.	177,760
3,400	International Flavors & Fragrances, Inc.	211,820
4,500	Kronos Worldwide, Inc.	263,025
4,200	Mesabi Trust	172,788
2,800	Monsanto Company	202,328
2,600	Mosaic Company	204,750
1,500	NewMarket Corporation	237,330
800	POSCO ADR	91,432
1,200	Potash Corporation of Saskatchewan, Inc.	70,716
2,000	Rio Tinto plc ADR	142,240
3,900	Scotts Miracle-Gro Company	225,615
5,200	Sensient Technologies Corporation	186,368
2,900	Sigma-Aldrich Corporation	184,556
5,200	Vale SA SP PREF ADR	153,504
1,400	Walter Energy, Inc.	189,602
4,400	Westlake Chemical Corporation	247,280

	Total Materials	4,349,492

Telecommunications Services (1.7%)
2,400	America Movil SAB de CV ADR	139,440
7,300	AT&T, Inc.	223,380
3,500	China Mobile, Ltd. ADR	161,840
5,000	Nippon Telegraph & Telephone Corporation ADR	112,450
7,000	NTT DOCOMO, INC. ADR	123,130
3,400	Telefonica SA ADR	85,748

	Total Telecommunications Services	845,988

Utilities (8.7%)
5,300	AGL Resources, Inc.	211,152
6,700	Ameren Corporation	188,069
6,100	Atmos Energy Corporation	208,010
8,400	Avista Corporation	194,292
10,200	CMS Energy Corporation	200,328
7,400	DPL, Inc.	202,834
4,200	DTE Energy Company	205,632
3,800	Energen Corporation	239,856
2,600	Entergy Corporation	174,746
4,500	Exelon Corporation	185,580

Shares	Common Stock (81.9%)	Value
Utilities (8.7%) - continued
3,900	Integrys Energy Group, Inc.	$196,989
2,300	National Grid plc ADR	110,492
4,400	New Jersey Resources Corporation	188,980
6,000	Northeast Utilities	207,600
3,400	ONEOK, Inc.	227,392
14,300	PNM Resources, Inc.	213,356
7,100	PPL Corporation	179,630
11,000	Questar Corporation	191,950
5,300	Southwest Gas Corporation	206,541
6,000	UGI Corporation	197,400
7,500	Vectren Corporation	204,000
5,300	WGL Holdings, Inc.	206,700

	Total Utilities	4,341,529

	Total Common Stock (cost $37,152,616)	40,904,764

Principal Amount	Long-Term Fixed Income (6.4%)	Value
Consumer Cyclical (0.4%)
	CVS Caremark Corporation
200,000	6.302%, 6/1/2037	196,500

	Total Consumer Cyclical	196,500

Energy (0.9%)
	Enbridge Energy Partners, LP
175,000	8.050%, 10/1/2037	185,749
	Enterprise Products Operating, LLC
225,000	7.034%, 1/15/2068	233,437

	Total Energy	419,186

Financials (4.7%)
	Aegon NV
300,000	3.535%, 7/29/2049[b,c]	219,750
	American International Group, Inc.
100,000	8.175%, 5/15/2058	107,625
	BAC Capital Trust VI
250,000	5.625%, 3/8/2035	218,163
	BBVA International Preferred SA Unipersonal
150,000	5.919%, 12/29/2049[c]	126,954
	ING Capital Funding Trust III
200,000	3.907%, 12/31/2049[b,c]	193,916
	J.P. Morgan Chase & Company
100,000	7.900%, 4/29/2049[c]	109,411
	Liberty Mutual Group, Inc.
200,000	10.750%, 6/15/2058[d]	260,000
	MetLife, Inc.
200,000	7.875%, 12/15/2037[d]	215,000
	Reinsurance Group of America, Inc.
225,000	6.750%, 12/15/2065	219,853
	Wachovia Capital Trust III
150,000	5.570%, 3/15/2042[b,c]	137,625
	Wells Fargo Capital XIII
135,000	7.700%, 12/29/2049[c]	139,050
	XL Capital, Ltd.
250,000	6.500%, 12/31/2049[c]	229,375
	ZFS Finance USA Trust II
200,000	6.450%, 12/15/2065[d]	204,000

	Total Financials	2,380,722

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
6

Equity Income Plus Fund

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (6.4%)	Value
Utilities (0.4%)
	Dominion Resources, Inc.
$200,000	6.300%, 9/30/2066	$196,500

	Total Utilities	196,500

	Total Long-Term Fixed Income (cost $3,001,825)	3,192,908

Shares	Preferred Stock (0.6%)	Value
Financials (0.5%)
3,000	Bank of America Corporation[c]	79,140
2,700	Citigroup, Inc., 7.875%	73,980
2,500	JPMorgan Chase Capital XXIX	63,700
2,000	U.S. Bancorp[c]	55,380

	Total Financials	272,200

Utilities (0.1%)
1,720	Xcel Energy, Inc.	47,936

	Total Utilities	47,936

	Total Preferred Stock (cost $299,436)	320,136

Principal Amount	Short-Term Investments (1.0%)[e]	Value
	Federal Home Loan Mortgage Corporation Discount Notes
500,000	0.160%, 8/29/2011[f]	499,672

	Total Short-Term Investments (at amortized cost)	499,672

	Total Investments (cost $40,953,549) 89.9%	$44,917,480

	Other Assets and Liabilities, Net 10.1%	5,041,761

	Total Net Assets 100.0%	$49,959,241

a	Non-income producing security.
b	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2011.
c	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
d	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2011, the value of these investments was $679,000 or 1.4% of total net assets.
e	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f	At March 31, 2011, $499,672 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$4,493,817
Gross unrealized depreciation	(529,886)

Net unrealized appreciation (depreciation)	$3,963,931

Cost for federal income tax purposes	$40,953,549

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
7

Equity Income Plus Fund

Schedule of Investments as of March 31, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2011, in valuing Equity Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Common Stock
Consumer Discretionary	6,111,777	6,111,777	–	–
Consumer Staples	2,410,682	2,410,682	–	–
Energy	3,807,529	3,807,529	–	–
Financials	9,876,740	9,876,740	–	–
Health Care	3,150,740	3,150,740	–	–
Industrials	4,032,507	4,032,507	–	–
Information Technology	1,977,780	1,977,780	–	–
Materials	4,349,492	4,349,492	–	–
Telecommunications Services	845,988	845,988	–	–
Utilities	4,341,529	4,341,529	–	–
Long-Term Fixed Income
Consumer Cyclical	196,500	–	196,500	–
Energy	419,186	–	419,186	–
Financials	2,380,722	–	2,380,722	–
Utilities	196,500	–	196,500	–
Preferred Stock
Financials	272,200	272,200	–	–
Utilities	47,936	47,936	–	–
Short-Term Investments	499,672	–	499,672	–
Total	$44,917,480	$41,224,900	$3,692,580	$–

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	82,295	82,295	–	–
Total Asset Derivatives	$82,295	$82,295	$–	$–

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
S&P 500 Index Mini-Futures	79	June 2011	$5,135,655	$5,217,950	$82,295
Total Futures Contracts					$82,295

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
8

Diversified Income Plus Fund

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (50.6%)	Value
Asset-Backed Securities (3.0%)
	Carrington Mortgage Loan Trust
$1,700,000	0.400%, 8/25/2036[a]	$697,835
	Goldman Sachs Alternative Mortgage Products Trust
951,847	0.330%, 8/25/2036[a]	883,481
	GSAMP Trust
1,267,639	0.430%, 2/25/2036[a]	1,103,123
	J.P. Morgan Mortgage Trust
821,145	2.863%, 2/25/2036	747,139
	Renaissance Home Equity Loan Trust
854,698	5.746%, 5/25/2036	637,255
1,000,000	6.011%, 5/25/2036	650,991
1,450,000	5.797%, 8/25/2036	829,121
	Residential Assets Mortgage Products, Inc.
669,817	5.920%, 8/25/2033	393,324

	Total Asset-Backed Securities	5,942,269

Basic Materials (2.9%)
	Alcoa, Inc.
310,000	6.150%, 8/15/2020	327,584
	Allegheny Technologies, Inc., Convertible
172,000	4.250%, 6/1/2014	302,505
	ArcelorMittal
620,000	5.500%, 3/1/2021	610,952
	Dow Chemical Company
600,000	8.550%, 5/15/2019	758,426
	FMG Finance, Pty., Ltd.
805,000	7.000%, 11/1/2015[b]	835,188
	Georgia-Pacific, LLC
805,000	8.000%, 1/15/2024	919,713
	Lyondell Chemical Company
820,000	11.000%, 5/1/2018	920,450
	Newmont Mining Corporation, Convertible
188,000	3.000%, 2/15/2012	230,300
	Novelis, Inc.
805,000	8.375%, 12/15/2017[b]	871,412

	Total Basic Materials	5,776,530

Capital Goods (1.9%)
	Alliant Techsystems, Inc. Convertible
204,000	3.000%, 8/15/2024	226,440
	Associated Materials, LLC
805,000	9.125%, 11/1/2017[b]	861,350
	Bombardier, Inc.
650,000	7.750%, 3/15/2020[b]	706,063
	Case New Holland, Inc.
805,000	7.875%, 12/1/2017[b]	894,556
	Owens-Brockway Glass Container, Inc., Convertible
225,000	3.000%, 6/1/2015[b]	228,094
	Textron, Inc.
450,000	7.250%, 10/1/2019[c]	518,837
	Tyco International Finance SA
310,000	4.625%, 1/15/2023	309,729

	Total Capital Goods	3,745,069

Principal Amount	Long-Term Fixed Income (50.6%)	Value
Collateralized Mortgage Obligations (8.2%)
	Bear Stearns Adjustable Rate Mortgage Trust
$1,912,854	2.560%, 10/25/2035[a]	$1,737,566
	Citigroup Mortgage Loan Trust, Inc.
945,784	5.500%, 11/25/2035	853,484
	CitiMortgage Alternative Loan Trust
1,387,994	5.750%, 4/25/2037	1,114,582
	Countrywide Alternative Loan Trust
669,748	6.000%, 4/25/2036	528,475
525,600	6.000%, 1/25/2037	373,740
	Deutsche Alt-A Securities, Inc.
611,869	5.500%, 10/25/2021	581,697
1,970,268	1.082%, 4/25/2047[a]	1,226,752
	First Horizon Mortgage Pass- Through Trust
836,289	5.709%, 8/25/2037	635,577
	GSR Mortgage Loan Trust
919,013	0.440%, 8/25/2046[a]	752,723
	HomeBanc Mortgage Trust
1,515,917	4.909%, 4/25/2037	1,022,789
	J.P. Morgan Alternative Loan Trust
127,177	0.320%, 11/25/2036[a]	125,226
	J.P. Morgan Chase Commercial Mortgage Securities
1,361,762	5.653%, 1/25/2037	996,229
	J.P. Morgan Mortgage Trust
419,055	6.500%, 1/25/2035	410,873
477,175	5.676%, 10/25/2036	429,611
	MASTR Alternative Loans Trust
1,267,925	6.500%, 5/25/2034	1,326,857
571,941	6.500%, 7/25/2034	599,659
	New York Mortgage Trust, Inc.
1,118,022	3.402%, 5/25/2036	395,010
	Structured Adjustable Rate Mortgage Loan Trust
754,411	5.458%, 9/25/2036	145,527
	WaMu Mortgage Pass Through Certificates
690,510	5.424%, 11/25/2036	619,943
399,310	5.624%, 8/25/2046	346,932
	Washington Mutual Alternative Mortgage Pass-Through Certificates
1,815,384	1.062%, 2/25/2047[a]	942,627
	Wells Fargo Mortgage Backed Securities Trust
1,268,870	5.795%, 9/25/2036	100,175
1,135,909	6.000%, 7/25/2037	1,069,495

	Total Collateralized Mortgage Obligations	16,335,549

Commercial Mortgage-Backed Securities (3.5%)
	Commercial Mortgage Pass- Through Certificates
1,500,000	0.435%, 6/15/2022[a,d]	1,385,628

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
9

Diversified Income Plus Fund

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (50.6%)	Value
Commercial Mortgage-Backed Securities (3.5%) - continued
	Greenwich Capital Commercial Funding Corporation
$1,350,000	5.867%, 12/10/2049	$1,328,833
	LB-UBS Commercial Mortgage Trust
1,350,000	6.374%, 9/15/2045	1,372,459
	Morgan Stanley Capital, Inc.
1,350,000	5.406%, 3/15/2044	1,315,737
	Wachovia Bank Commercial Mortgage Trust
1,600,000	0.374%, 9/15/2021[a,d]	1,520,184

	Total Commercial Mortgage-Backed Securities	6,922,841

Communications Services (4.1%)
	Cablevision Systems Corporation
805,000	8.625%, 9/15/2017	895,562
	CBS Corporation
450,000	8.875%, 5/15/2019	565,066
	CCO Holdings, LLC
805,000	7.000%, 1/15/2019	825,125
	Cricket Communications, Inc.
700,000	7.750%, 10/15/2020[c]	705,250
	DirecTV Holdings, LLC/DirecTV Financing Company, Inc.
620,000	6.375%, 3/1/2041	623,760
	Frontier Communications Corporation
805,000	8.250%, 4/15/2017	869,400
	Intelsat Jackson Holdings, Ltd.
805,000	8.500%, 11/1/2019[b]	865,375
	NII Capital Corporation
805,000	7.625%, 4/1/2021	823,113
	SBA Communications Corporation, Convertible
140,000	1.875%, 5/1/2013	159,600
	Telefonica Emisiones SAU
310,000	5.134%, 4/27/2020	308,437
	Virgin Media Finance plc
715,000	9.500%, 8/15/2016	813,313
	Wind Acquisition Finance SA
805,000	7.250%, 2/15/2018[b]	841,225

	Total Communications Services	8,295,226

Consumer Cyclical (3.2%)
	CVS Caremark Corporation
800,000	6.302%, 6/1/2037	786,000
	Goodyear Tire & Rubber Company
805,000	8.250%, 8/15/2020[c]	861,350
	Home Depot, Inc.
300,000	3.950%, 9/15/2020	292,141
	Lennar Corporation, Convertible
225,000	2.000%, 12/1/2020[b]	226,406
	Macy’s Retail Holdings, Inc.
735,000	8.375%, 7/15/2015	854,438
	MGM Resorts International
785,000	11.125%, 11/15/2017	898,825
	Rite Aid Corporation
805,000	7.500%, 3/1/2017	805,000

Principal Amount	Long-Term Fixed Income (50.6%)	Value
Consumer Cyclical (3.2%) - continued
	Starwood Hotels & Resorts Worldwide, Inc.
$805,000	6.750%, 5/15/2018	$874,431
	West Corporation
805,000	7.875%, 1/15/2019[b]	820,094

	Total Consumer Cyclical	6,418,685

Consumer Non- Cyclical (2.8%)
	Anheuser-Busch InBev Worldwide, Inc.
465,000	4.375%, 2/15/2021	463,304
	Archer-Daniels-Midland Company, Convertible
235,000	0.875%, 2/15/2014	261,438
	Beckman Coulter, Inc., Convertible
219,000	2.500%, 12/15/2036	260,063
	Bunge Limited Finance Corporation
225,000	4.100%, 3/15/2016	225,560
	Charles River Laboratories International, Inc., Convertible
235,000	2.250%, 6/15/2013	244,987
	Gilead Sciences, Inc., Convertible
187,000	0.625%, 5/1/2013	227,906
	HCA, Inc.
815,000	9.625%, 11/15/2016	878,162
	JBS USA, LLC/JBS USA Finance, Inc.
825,000	11.625%, 5/1/2014	957,000
	Life Technologies Corporation, Convertible
219,000	3.250%, 6/15/2025	243,364
	Molson Coors Brewing Company, Convertible
235,000	2.500%, 7/30/2013	272,894
	Mylan, Inc.
755,000	7.875%, 7/15/2020[b]	821,062
	Reynolds Group Holdings, Ltd.
805,000	6.875%, 2/15/2021[b]	811,038

	Total Consumer Non-Cyclical	5,666,778

Energy (4.2%)
	BP Capital Markets plc
300,000	4.500%, 10/1/2020	297,707
	Chesapeake Energy Corporation, Convertible
220,000	2.750%, 11/15/2035	256,300
	Denbury Resources, Inc.
805,000	9.750%, 3/1/2016	907,637
	Enbridge Energy Partners, LP
900,000	8.050%, 10/1/2037	955,278
	Enterprise Products Operating, LLC
1,000,000	7.034%, 1/15/2068	1,037,500
	Linn Energy, LLC
805,000	7.750%, 2/1/2021[b]	859,338
	Nexen, Inc.
620,000	6.400%, 5/15/2037	619,321
	Pioneer Natural Resources Company
930,000	7.500%, 1/15/2020	1,047,392

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
10

Diversified Income Plus Fund

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (50.6%)	Value
Energy (4.2%) - continued
	Plains Exploration & Production Company
$815,000	7.625%, 6/1/2018	$872,050
	SandRidge Energy, Inc.
805,000	8.000%, 6/1/2018[b]	843,238
	Transocean, Inc.
600,000	7.375%, 4/15/2018	685,315

	Total Energy	8,381,076

Financials (12.2%)
	Aegon NV
600,000	3.535%, 7/29/2049[a,e]	439,500
	American Express Company
600,000	6.800%, 9/1/2066	612,000
	American International Group, Inc.
600,000	8.250%, 8/15/2018	701,723
465,000	6.400%, 12/15/2020	496,292
	Apollo Investment Corporation, Convertible
650,000	5.750%, 1/15/2016[b]	682,500
	Bank of America Corporation
900,000	5.875%, 1/5/2021	939,760
360,000	8.000%, 12/29/2049[e]	387,133
	BB&T Capital Trust IV
300,000	6.820%, 6/12/2057	298,500
	BBVA Bancomer SA / Texas
310,000	6.500%, 3/10/2021[b]	306,330
	BBVA International Preferred SA Unipersonal
650,000	5.919%, 12/29/2049[e]	550,133
	CIT Group, Inc.
805,000	7.000%, 5/1/2017	806,006
	CNA Financial Corporation
600,000	7.350%, 11/15/2019	677,631
	Developers Diversified Realty Corporation
775,000	7.875%, 9/1/2020	888,648
	Discover Bank
600,000	8.700%, 11/18/2019	718,838
	General Electric Capital Corporation
600,000	4.375%, 9/16/2020	583,080
310,000	5.300%, 2/11/2021	314,857
	Goldman Sachs Group, Inc., Convertible
830	0.500%, 3/30/2012[b,f]	642,543
	HCP, Inc.
450,000	6.700%, 1/30/2018	498,744
250,000	5.375%, 2/1/2021	252,471
	Health Care REIT, Inc.
620,000	6.500%, 3/15/2041	598,670
	HSBC Finance Corporation
465,000	6.676%, 1/15/2021[b]	482,663
	HSBC Holdings plc
325,000	5.100%, 4/5/2021[g]	326,668
	Huntington Bancshares, Inc.
300,000	7.000%, 12/15/2020	331,202
	Huntington National Bank
600,000	6.600%, 6/15/2018	636,713
	Icahn Enterprises, LP
805,000	8.000%, 1/15/2018	827,138

Principal Amount	Long-Term Fixed Income (50.6%)	Value
Financials (12.2%) - continued
	ING Capital Funding Trust III
$600,000	3.907%, 12/31/2049[a,e]	$581,747
	J.P. Morgan Chase Capital XX
560,000	6.550%, 9/29/2036	569,181
	KeyCorp
190,000	5.100%, 3/24/2021	188,827
	LBG Capital No. 1 plc
620,000	7.875%, 11/1/2020	604,810
	Lehman Brothers Holdings, Inc.
600,000	7.000%, 9/27/2027[h]	153,750
	Liberty Mutual Group, Inc.
650,000	10.750%, 6/15/2058[b]	845,000
	Lincoln National Corporation
870,000	6.050%, 4/20/2067	813,450
	Lloyds TSB Bank plc
150,000	6.500%, 9/14/2020[b]	147,466
	MetLife, Inc.
675,000	7.875%, 12/15/2037[b]	725,625
	Morgan Stanley
620,000	5.750%, 1/25/2021	625,764
	Prudential Financial, Inc.
450,000	6.200%, 11/15/2040	467,468
	Regions Bank
600,000	7.500%, 5/15/2018	634,232
	Reinsurance Group of America, Inc.
900,000	6.750%, 12/15/2065	879,413
	SLM Corporation
910,000	8.000%, 3/25/2020	991,900
	Swiss RE Capital I, LP
580,000	6.854%, 5/29/2049[b,e]	567,553
	XL Capital, Ltd.
900,000	6.500%, 12/31/2049[e]	825,750
	ZFS Finance USA Trust II
850,000	6.450%, 12/15/2065[b]	867,000

	Total Financials	24,488,679

Foreign Government (0.1%)
	Brazil Government International Bond
300,000	4.875%, 1/22/2021	306,000

	Total Foreign Government	306,000

Technology (1.7%)
	EMC Corporation, Convertible
188,000	1.750%, 12/1/2013	320,540
	Freescale Semiconductor, Inc.
805,000	9.250%, 4/15/2018[b]	881,475
	Intel Corporation, Convertible
235,000	3.250%, 8/1/2039	276,419
	International Game Technology, Convertible
188,000	3.250%, 5/1/2014	215,730
	NXP BV/NXP Funding, LLC
805,000	9.750%, 8/1/2018[b]	901,600
	Seagate HDD Cayman
805,000	7.750%, 12/15/2018[b]	833,175

	Total Technology	3,428,939

Transportation (1.0%)
	Delta Air Lines, Inc.
745,000	9.500%, 9/15/2014[b]	791,562
302,624	7.750%, 12/17/2019	331,752

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
11

Diversified Income Plus Fund

Schedule of Investments as of March 31, 2011

(unaudited)

Principal Amount	Long-Term Fixed Income (50.6%)	Value
Transportation (1.0%) - continued
	Hertz Corporation
$805,000	6.750%, 4/15/2019[b]	$797,956

	Total Transportation	1,921,270

Utilities (1.8%)
	CMS Energy Corporation, Convertible
188,000	5.500%, 6/15/2029	273,305
	Inergy, LP
805,000	7.000%, 10/1/2018[b]	837,200
	Markwest Energy Partners, LP/Markwest Energy Finance Corporation
805,000	6.500%, 8/15/2021	803,994
	NRG Energy, Inc.
805,000	7.375%, 2/1/2016	833,175
	Southern Union Company
300,000	7.200%, 11/1/2066	286,500
	TransCanada PipeLines, Ltd.
600,000	6.350%, 5/15/2067	602,445

	Total Utilities	3,636,619

	Total Long-Term Fixed Income (cost $98,492,470)	101,265,530

Shares	Common Stock (35.9%)	Value
Consumer Discretionary (3.2%)
34,400	Comcast Corporation	850,368
12,000	Genuine Parts Company	643,680
22,900	Home Depot, Inc.	848,674
22,400	Leggett & Platt, Inc.	548,800
18,400	Mattel, Inc.	458,712
11,100	McDonald’s Corporation	844,599
13,166	Time Warner, Inc.	470,026
6,300	VF Corporation	620,739
13,700	Wolverine World Wide, Inc.	510,736
42,400	World Wrestling Entertainment, Inc.[c]	532,968

	Total Consumer Discretionary	6,329,302

Consumer Staples (2.9%)
14,100	Coca-Cola Company	935,535
15,900	Kimberly-Clark Corporation	1,037,793
18,100	Kraft Foods, Inc.	567,616
14,600	PepsiCo, Inc.	940,386
21,000	Philip Morris International, Inc.	1,378,230
15,140	Procter & Gamble Company	932,624

	Total Consumer Staples	5,792,184

Energy (4.7%)
18,000	Chevron Corporation	1,933,740
19,400	ConocoPhillips	1,549,284
6,500	Core Laboratories NVc	664,105
7,000	Devon Energy Corporation	642,390
10,900	Eni SPA ADR	535,517
19,100	Exxon Mobil Corporation	1,606,883
19,300	Marathon Oil Corporation	1,028,883
9,300	National Oilwell Varco, Inc.	737,211

Shares	Common Stock (35.9%)	Value
Energy (4.7%) - continued
7,600	Occidental Petroleum Corporation	$794,124

	Total Energy	9,492,137

Financials (10.1%)
10,600	AFLAC, Inc.	559,468
15,500	Allstate Corporation	492,590
8,600	Ameriprise Financial, Inc.	525,288
60,800	Annaly Capital Management, Inc.	1,060,960
128,500	Anworth Mortgage Asset Corporation	911,065
62,500	Ares Capital Corporation	1,056,250
20,500	Axis Capital Holdings, Ltd.	715,860
48,700	Bank of America Corporation	649,171
26,600	Compass Diversified Trust[c]	392,084
5,900	Franklin Resources, Inc.	737,972
4,500	Goldman Sachs Group, Inc.	713,115
59,600	Hudson City Bancorp, Inc.	576,928
46,250	Invesco Mortgage Capital, Inc.	1,010,563
38,900	iShares Dow Jones U.S. Real Estate Index Fund ETF[c]	2,310,660
18,400	Morgan Stanley	502,688
7,400	PNC Financial Services Group, Inc.	466,126
37,000	Solar Capital, Ltd.	883,560
8,700	Travelers Companies, Inc.	517,476
93,100	Two Harbors Investment Corporation	974,757
21,100	U.S. Bancorp	557,673
24,000	Validus Holdings, Ltd.	799,920
38,100	Vanguard REIT ETF	2,228,469
16,100	Waddell & Reed Financial, Inc.	653,821
29,300	Wells Fargo & Company	928,810

	Total Financials	20,225,274

Health Care (2.8%)
20,000	Abbott Laboratories	981,000
17,100	Johnson & Johnson	1,013,175
20,800	Medtronic, Inc.	818,480
27,863	Merck & Company, Inc.	919,757
73,928	Pfizer, Inc.	1,501,478
8,000	Stryker Corporation	486,400

	Total Health Care	5,720,290

Industrials (4.9%)
9,000	3M Company	841,500
85,550	Alerian MLP ETF[c]	1,399,598
14,300	Applied Industrial Technologies, Inc.	475,618
7,300	Caterpillar, Inc.	812,855
9,600	Cooper Industries plc	623,040
14,500	Emerson Electric Company	847,235
55,200	General Electric Company	1,106,760
15,600	Honeywell International, Inc.	931,476
1,216	Huntington Ingalls Industries, Inc.[i]	50,464
12,400	Illinois Tool Works, Inc.	666,128
33,100	Koninklijke Philips Electronics, N.V.[c,i]	1,064,827
7,300	Northrop Grumman Corporation	457,783
26,100	R.R. Donnelley & Sons Company	493,812

	Total Industrials	9,771,096

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
12

Diversified Income Plus Fund

Schedule of Investments as of March 31, 2011

(unaudited)

Shares	Common Stock (35.9%)	Value
Information Technology (2.9%)
15,700	Analog Devices, Inc.	$618,266
53,000	Intel Corporation	1,069,010
7,000	International Business Machines Corporation	1,141,490
46,500	Microsoft Corporation	1,179,240
11,200	QUALCOMM, Inc.	614,096
14,600	TE Connectivity, Ltd.	508,372
18,300	Xilinx, Inc.	600,240

	Total Information Technology	5,730,714

Materials (1.5%)
7,500	BHP Billiton, Ltd. ADR[c]	719,100
19,600	E.I. du Pont de Nemours and Company	1,077,412
5,300	Lubrizol Corporation	709,988
11,900	Southern Copper Corporation	479,213

	Total Materials	2,985,713

Telecommunications Services (1.5%)
55,900	AT&T, Inc.	1,710,540
32,100	Verizon Communications, Inc.	1,237,134

	Total Telecommunications Services	2,947,674

Utilities (1.4%)
26,100	DPL, Inc.	715,401
10,400	Energen Corporation	656,448
47,200	NV Energy, Inc.	702,808
12,200	ONEOK, Inc.	815,936

	Total Utilities	2,890,593

	Total Common Stock (cost $65,300,120)	71,884,977

Shares	Preferred Stock (1.1%)	Value
Energy (0.2%)
6,000	Apache Corporation, Convertible,
	6.000%	425,160

	Total Energy	425,160

Financials (0.9%)
906	Ally Financial, Inc., 7.000%[b,e]	843,033
5,640	AMG Capital Trust I, Convertible,
	5.100%	280,942
9,600	Citigroup, Inc., 7.875%	263,040
3,200	Citigroup, Inc., Convertible,
	7.500%	404,800

	Total Financials	1,791,815

	Total Preferred Stock (cost $1,903,564)	2,216,975

Shares	Mutual Funds (1.1%)	Value
Fixed Income Mutual Funds (1.1%)
464,191	Thrivent High Yield Fund	2,288,461

	Total Fixed Income Mutual Funds	2,288,461

	Total Mutual Funds (cost $1,750,000)	2,288,461

Shares	Collateral Held for Securities Loaned (5.0%)	Value
10,026,287	Thrivent Financial Securities Lending Trust	$10,026,287

	Total Collateral Held for Securities Loaned (cost $10,026,287)	10,026,287

Principal Amount	Short-Term Investments (9.8%)[j]	Value
	Alpine Securitization Corporation
6,030,000	0.120%, 4/1/2011	6,030,000
	Bryant Park Funding, LLC
8,035,000	0.110%, 4/1/2011	8,035,000
	Federal Home Loan Bank Discount Notes
3,000,000	0.080%, 4/13/2011	2,999,920
	Federal Home Loan Mortgage Corporation Discount Notes
2,660,000	0.158%, 8/29/2011[k,l]	2,658,271

	Total Short-Term Investments (at amortized cost)	19,723,191

	Total Investments (cost $197,195,632) 103.5%	$207,405,421

	Other Assets and Liabilities, Net (3.5%)	(7,059,046)

	Total Net Assets 100.0%	$200,346,375

a	Denotes variable rate securities. Variable rate securities are securities whose yields vary with a designated market index or market rate. The rate shown is as of March 31, 2011.
b	Denotes securities sold under Rule 144A of the Securities Act of 1933, which exempts them from registration. These securities have been deemed liquid and may be resold to other dealers in the program or to other qualified institutional buyers. As of March 31, 2011, the value of these investments was $21,637,120 or 10.8% of total net assets.
c	All or a portion of the security is on loan.
d	Denotes restricted securities. Restricted securities are investment securities which have been deemed illiquid and cannot be offered for public sale without first being registered under the Securities Act of 1933. The following table indicates the acquisition date and cost of restricted securities Diversified Income Plus Fund owned as of March 31, 2011.

Security	Acquisition Date	Amortized Cost
Commercial Mortgage Pass- Through Certificates	5/2/2007	$1,457,218
Wachovia Bank Commercial Mortgage Trust	4/25/2007	1,574,379

e	Denotes perpetual securities. Perpetual securities pay an indefinite stream of interest, but may be called by the issuer at an earlier date.
f	Security is displayed in shares. This security is an equity-linked structured security. This security is linked to the common stock of Kubota Corporation.
g	Denotes investments purchased on a when-issued or delayed delivery basis.
h	In bankruptcy. Interest is not being accrued.
i	Non-income producing security.

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
13

Diversified Income Plus Fund

Schedule of Investments as of March 31, 2011

(unaudited)

j	The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
k	At March 31, 2011, $2,098,635 of investments were held on deposit with the counterparty and pledged as the initial margin deposit for open futures contracts.
l	At March 31, 2011, $559,636 of investments were pledged as collateral with the custodian under the agreement between the counterparty, the custodian and the fund for open swap contracts.

    Definitions:

ADR	-	American Depositary Receipt, which are certificates for an underlying foreign security’s shares held by an issuing U.S. depository bank.
REIT	-	Real Estate Investment Trust, is a company that buys, develops, manages and/or sells real estate assets.
ETF	-	Exchange Traded Fund.

Unrealized Appreciation (Depreciation)

Gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

Gross unrealized appreciation	$14,384,621
Gross unrealized depreciation	(4,174,832)

Net unrealized appreciation (depreciation)	$10,209,789

Cost for federal income tax purposes	$197,195,632

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
14

Diversified Income Plus Fund

Schedule of Investments as of March 31, 2011

(unaudited)

Fair Valuation Measurements

The following table is a summary of the inputs used, as of March 31, 2011, in valuing Diversified Income Plus Fund’s assets carried at fair value.

Investments in Securities	Total	Level 1	Level 2	Level 3
Long-Term Fixed Income
Asset-Backed Securities	5,942,269	–	5,942,269	–
Basic Materials	5,776,530	–	5,776,530	–
Capital Goods	3,745,069	–	3,745,069	–
Collateralized Mortgage Obligations	16,335,549	–	16,335,549	–
Commercial Mortgage-Backed Securities	6,922,841	–	6,922,841	–
Communications Services	8,295,226	–	8,295,226	–
Consumer Cyclical	6,418,685	–	6,418,685	–
Consumer Non-Cyclical	5,666,778	–	5,666,778	–
Energy	8,381,076	–	8,381,076	–
Financials	24,488,679	–	23,846,136	642,543
Foreign Government	306,000	–	306,000	–
Technology	3,428,939	–	3,428,939	–
Transportation	1,921,270	–	1,921,270	–
Utilities	3,636,619	–	3,636,619	–
Common Stock
Consumer Discretionary	6,329,302	6,329,302	–	–
Consumer Staples	5,792,184	5,792,184	–	–
Energy	9,492,137	9,492,137	–	–
Financials	20,225,274	20,225,274	–	–
Health Care	5,720,290	5,720,290	–	–
Industrials	9,771,096	9,771,096	–	–
Information Technology	5,730,714	5,730,714	–	–
Materials	2,985,713	2,985,713	–	–
Telecommunications Services	2,947,674	2,947,674	–	–
Utilities	2,890,593	2,890,593	–	–
Mutual Funds
Fixed Income Mutual Funds	2,288,461	2,288,461	–	–
Preferred Stock
Energy	425,160	425,160	–	–
Financials	1,791,815	667,840	1,123,975	–
Collateral Held for Securities Loaned	10,026,287	10,026,287	–	–
Short-Term Investments	19,723,191	–	19,723,191	–
Total	$207,405,421	$85,292,725	$121,470,153	$642,543

Other Financial Instruments	Total	Level 1	Level 2	Level 3
Asset Derivatives
Futures Contracts	219,288	219,288	–	–
Credit Default Swaps	138,476	–	138,476	–
Total Asset Derivatives	$357,764	$219,288	$138,476	$–

Liability Derivatives
Futures Contracts	255,171	255,171	–	–
Total Liability Derivatives	$255,171	$255,171	$–	$–

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
15

Diversified Income Plus Fund

Schedule of Investments as of March 31, 2011

(unaudited)

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Diversified Income Plus Fund.

Investments in Securities	Value December 31, 2010	Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)*	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Value March 31, 2011
Long-Term Fixed Income Financials	–	–	(7,164)	649,707	–	–	–	642,543
Transportation	648,389	24,771	(18,874)	–	(322,734)	–	(331,752)	–

Total	$648,389	$24,771	($26,138)	$649,707	($322,734)	$–	($331,752)	$642,543

* Includes the change in net unrealized appreciation/(depreciation) on level 3 securities held on March 31, 2010 of ($7,164).

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Notional Principal Amount	Value	Unrealized Gain/(Loss)
5-Yr. U.S. Treasury Bond Futures	39	June 2011	$4,515,588	$4,554,774	$39,186
10-Yr. U.S. Treasury Bond Futures	(10)	June 2011	(1,188,720)	(1,190,313)	(1,593)
S&P 500 Index Futures	(44)	June 2011	(14,277,422)	(14,531,000)	(253,578)
S&P 500 Index Mini-Futures	185	June 2011	12,039,148	12,219,250	180,102
Total Futures Contracts					($35,883)

Credit Default Swaps and Counterparty	Buy/Sell Protection[1]	Termination Date	Notional Principal Amount[2]	Upfront Payments Received (Made)	Value[3]	Unrealized Gain/(Loss)
CDX HY, Series 15, 5 Year, at 5.00%; Bank of America	Buy	12/20/2015	$2,500,000	$107,750	($86,708)	$21,042
CDX HY, Series 15, 5 Year, at 5.00%; J.P. Morgan Chase and Co.	Buy	12/20/2015	4,000,000	174,828	(138,732)	36,096
CDX HY, Series 15, 5 Year, at 5.00%; J.P. Morgan Chase and Co.	Buy	12/20/2015	7,500,000	341,461	(260,123)	81,338
Total Credit Default Swaps					($485,563)	$138,476

1	As the buyer of protection, Diversified Income Plus Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Diversified Income Plus Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2	The maximum potential amount of future payments Diversified Income Plus Fund could be required to make as the seller or receive as the buyer of protection.
3	The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity’s credit worthiness. The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity’s credit worthiness.

Investment in Affiliates

Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of an issuer, or any affiliated mutual fund.

A summary of transactions for the fiscal year to date, in Diversified Income Plus Fund, is as follows:

Fund	Value December 31, 2010	Gross Purchases	Gross Sales	Shares Held at March 31, 2011	Value March 31, 2011	Income Earned January 1, 2011 - March 31, 2011
High Yield	$2,246,684	$–	$–	464,191	$2,288,461	$43,400
Thrivent Financial Securities Lending Trust	9,448,870	20,409,237	19,831,820	10,026,287	10,026,287	12,064
Total Value and Income Earned	11,695,554				12,314,748	55,464

The accompanying Notes to Schedule of Investments are an integral part of this schedule.
16

Notes to Schedule of Investments

As of March 31, 2011

(unaudited)

SIGNIFICANT ACCOUNTING POLICIES

Valuation of Investments – Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the official closing price at the close of each business day unless otherwise stated below. Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Board of Trustees. The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange listed options and futures contracts are valued at the last quoted sales price. Swaps are valued using pricing sources approved by the Board of Trustees and the change in value, if any, is recorded as unrealized gains or losses. Mutual funds are valued at the net asset value at the close of each business day.

For all Funds, other than Money Market Fund, short-term securities with maturities of 60 days or less are valued at amortized cost. Securities held by Money Market Fund are valued on the basis of amortized cost (which approximates market value), whereby a fund security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The market values of the securities held in Money Market Fund are determined once per week using prices supplied by the Funds’ independent pricing service. Money Market Fund and the Funds’ investment adviser follow procedures necessary to maintain a constant net asset value of $1.00 per share.

All securities for which market values are not readily available or deemed unreliable are appraised at fair value as determined in good faith under the direction of the Board of Trustees.

Generally Accepted Accounting Principles defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value requirements, which improve the consistency and comparability of fair value measurements used in financial reporting. Various inputs are summarized in three broad levels: Level 1 includes quoted prices in active markets for identical securities; Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk; and Level 3 includes significant unobservable inputs such as the Fund’s own assumptions and broker evaluations in determining the fair value of investments.

Fair Valuation of International Securities – Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities. The Funds, under the supervision of the Board of Trustees, evaluates the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board of Trustees has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Trustees.

Foreign Currency Forward Contracts – In connection with purchases and sales of securities denominated in foreign currencies all Funds, except Money Market Fund, may enter into foreign currency forward contracts. Additionally, the Funds may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at value and the related realized and unrealized foreign exchange gains and losses are recorded. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed. These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the foreign currency contract increases in value to the Fund, the Fund receives collateral from the counterparty.

Options – All Funds, with the exception of Money Market Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.

Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid and has no significant counterparty risk as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in

17

Notes to Schedule of Investments

As of March 31, 2011

(unaudited)

the price of the underlying security. The counterparty risk for written options arises when the Fund has purchased an option, exercised that option, and the counterparty does not buy or sell the Fund’s underlying asset as required. In the case where the Fund has sold an option, the Fund does not have counterparty risk. Counterparty risk on written options is partially mitigated by the Fund’s collateral posting requirements. As the written option increases in value to the Fund, the Fund receives collateral from the counterparty.

Futures Contracts – Certain Funds may use futures contracts to manage the exposure to interest rate, market and currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open futures contracts. The futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, the realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.

Swap Agreements – Certain Funds enter into swap transactions, which involve swapping one or more investment characteristics of a security, or a basket of securities, with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap agreements are valued at fair value of the contract as provided by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Periodic payments and receipts and payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or third party, in connection with these agreements. These swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty.

Credit Default Swaps – A credit default swap is a swap agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.

Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices (CDX Indices). CDX indices are static Funds of equally weighted credit default swaps referencing corporate bonds and/or loans designed to provide diversified credit exposure to these asset classes. Funds sell default protection and assume long-risk positions in individual credits or the indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost efficient and diversified structure. In the event that a position would default, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future payments would be the notional amount. For CDS contracts, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which would include reduction in interest or principal, maturity extension and subordination to other obligations. Refer to the credit default swap tables located within the Fund’s Schedule of Investments for additional information.

Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.

18

Item 2. Controls and Procedures

(a) Registrant’s President and Treasurer have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Registrant’s President and Treasurer are aware of no change in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: May 26, 2011	THRIVENT MUTUAL FUNDS

	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 26, 2011	By:	/s/ Russell W. Swansen
Russell W. Swansen
President

Date: May 26, 2011	By:	/s/ Gerard V. Vaillancourt
Gerard V. Vaillancourt
Treasurer